Related parties - Other related party balances (Details) - Other related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Lease liabilities paid	$ 64.0	$ 70.0
Trade and other receivables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	2.4	3.3
Trade and other payables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	0.2	0.5
Loans lease and other liabilities
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	$ 41.4	$ 114.3